UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3896
FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)
11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)
J. Richard Atwood, Treasurer, FPA Perennial Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

ITEM 1. Schedule of Investments.

FPA Perennial Fund, Inc.

Portfolio of Investments

March 31, 2005 (unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS

BUSINESS SERVICES & SUPPLIES — 11.5%
CDW Corporation	122,500	$6,943,300
Charles River Laboratories International, Inc.*	227,500	10,701,600
Invitrogen Corporation*	100,000	6,920,000
Landauer, Inc.	10,000	475,400
Manpower Inc.	105,000	4,569,600
ScanSource, Inc.*	184,200	9,547,086
		$39,156,986
PRODUCER DURABLE GOODS — 11.2%
Crane Co.	225,000	$6,477,750
Diebold, Incorporated	40,000	2,194,000
Graco Inc.	150,000	6,054,000
HNI Corporation	124,400	5,591,780
IDEX Corporation	110,000	4,438,500
Oshkosh Truck Corporation	107,500	8,813,925
Zebra Technologies Corporation (Class A)*	92,250	4,380,952
		$37,950,907

HEALTH CARE — 10.2%
Bio-Rad Laboratories, Inc.*	113,300	$5,518,843
Health Management Associates, Inc.	300,000	7,854,000
Lincare Holdings Inc.*	265,000	11,720,950
Renal Care Group, Inc.*	246,200	9,340,828
		$34,434,621
ENERGY — 9.8%
Cal Dive International, Inc.*	287,500	$13,023,750
Noble Corporation*	230,000	12,928,300
Tidewater Inc.	185,000	7,189,100
		$33,141,150
TECHNOLOGY — 9.7%
Cognex Corporation	387,500	$9,641,000
Plantronics, Inc.	290,000	11,043,200
SanDisk Corporation*	440,000	12,232,000
		$32,916,200
RETAILING — 7.8%
CEC Entertainment Inc.*	105,000	$3,843,000
CarMax, Inc.*	352,487	11,103,341
O’Reilly Automotive, Inc.*	230,000	11,391,900
		$26,338,241
FINANCIAL — 7.4%
Brown & Brown, Inc.	110,000	$5,069,900
First American Corporation, The	95,000	3,129,300
Arthur J. Gallagher & Co.	265,000	7,632,000
North Fork Bancorporation, Inc.	330,000	9,154,200
		$24,985,400
MATERIALS — 2.6%
Engelhard Corporation	292,500	$8,783,775
CONSUMER DURABLES — 2.1%
Briggs & Stratton Corporation	195,000	$7,099,950
TRANSPORTATION — 1.8%
Heartland Express, Inc.	299,400	$5,733,510
Knight Transportation, Inc.	15,000	370,050
		$6,103,560

TOTAL COMMON STOCKS — 74.1% (Cost $183,499,205)		$250,910,790

SHORT-TERM INVESTMENTS — 26.2% (Cost $88,817,735)
Short-term Corporate Notes:
Rabobank US Financial Corporation — 2.82% 4/01/05	$6,705,000	$6,705,000
General Electric Company — 2.58% 4/01/05	12,314,000	12,314,000
Shell Finance (UK) PLC — 2.65% 4/08/05	15,476,000	15,468,026
Dupont (E.I.) De Nemours & Co. — 2.60% 4/11/05	15,000,000	14,989,167
Federal National Mortgage Association Discount Note — 2.60% 4/14/05	16,600,000	16,584,414
Toyota Motor Credit Corporation — 2.70% 4/18/05	12,788,000	12,771,695
General Electric Capital Services, Inc. — 2.76% 4/20/05	10,000,000	9,985,433
TOTAL SHORT-TERM INVESTMENTS		$88,817,735

TOTAL INVESTMENTS — 100.3% (Cost $272,316,940)(A)		$339,728,525
Other assets and liabilities, net (0.3%)		(1,031,148)
TOTAL NET ASSETS — 100%		$338,697,377

*Non-income producing securities

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$68,803,160
Gross unrealized depreciation:	1,391,575
Net unrealized appreciation:	$67,411,585

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President

Date:	May 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:	May 24, 2005